BUSINESS OVERVIE (Details Narrative)	Jun. 30, 2024
New Century International Homes Pte Ltd [Member]
Subsidiary, Ownership Percentage, Parent	100.00%
Phua Founders [Member]
Subsidiary, Ownership Percentage, Parent	75.60%